As filed with the U.S. Securities and Exchange Commission on May 2, 2022

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23723

Kelly Strategic ETF Trust
(Exact name of registrant as specified in charter)

7887 East Belleview Avenue, Suite 1100

Denver, CO 80111
(Address of principal executive offices) (Zip code)

Kevin Kelly

7887 East Belleview Avenue, Suite 1100

Denver, CO 80111

(Name and address of agent for service)

(800) 658-1070

Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2022

Date of reporting period: February 28, 2022

Item 1. Reports to Stockholders.

(a)

Kelly Strategic ETF Trust

Kelly Hotel & Lodging Sector ETF (HOTL)
Kelly Residential & Apartment Real Estate ETF (RESI)
Kelly CRISPR & Gene Editing Technology ETF (XDNA)

Semi-Annual Report

February 28, 2022

This report is submitted for the general information of shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

Kelly Strategic ETF Trust

TABLE OF CONTENTS

Shareholder Letter	2
Expense Example	4
Schedules of Investments	5
Statements of Assets and Liabilities	11
Statements of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	17
Board Approval of Advisory and Subadvisory Agreements	26
Additional Information	28
Privacy Policy	29

www.KellyETFs.com

Dear Shareholder,

We are excited by the launch of Kelly Strategic ETF Trust (the “Kelly ETFs”), which we believe provide cutting edge exposure with precise strategy construction for investors. Today’s investment environment is very different than what most investors have seen in a very long time as the Federal Reserve is embarking on a new path of rising interest rates, and potentially shrinking its balance sheet. Meanwhile the inflation outlook has become worse due to a commodity surge and global supply chain challenges. We believe the need for diversification, into real estate, sector, and thematic strategies has never been more important. We are proud to have launched three ETF solutions that investors can potentially use to help diversify their portfolios for today’s investment environment.

First and foremost, we would like to thank you for your support of our products. We continue to work towards our shared goal of creating additional shareholder wealth to help achieve your investment objectives. We are conscientious that an investment goal can be to produce income, and the Kelly Residential & Apartment Real Estate ETF (NYSE: RESI) seeks to produce income generated from residential real estate properties. We do not believe that all real estate is created equal and that broad-based real estate funds that own all property types could find inflationary environments challenging. The targeted exposure to the residential real estate market, via the RESI ETF, has seen rents increase along with inflationary pricing power due to shorter lease durations and strong demand.

The Kelly Hotel & Lodging Sector ETF (NYSE: HOTL) launched to help investors seek access to leading global management teams in the sector as hotels are an integral part of the global travel and tourism industry. We believe the HOTL ETF uniquely captures both leisure and business spending across various income levels, while other travel sectors like airlines and cruise lines, can represent only a narrow segment of economic activity. HOTL enables investors access to high growth potential through companies that, in our opinion, remain key pillars of economic growth, development, and infrastructure, and are at the crossroads of longer-term positive secular tailwinds. The hotel sector is seeing favorable market conditions as business travel spending is set to increase over the next several years.

Lastly, one of the most exciting developments over the past decade has been the advent of editing DNA to potentially eradicate diseases. The gene editing space, which started with CRISPR, is still in its infancy. CRISPR is a unique technology that enables geneticists, and medical researchers, to edit parts of the genome by removing, adding or altering sections of DNA sequences. The Kelly CRISPR & Gene Editing Technology ETF (Nasdaq: XDNA) aims for thematic multi-cap exposure to innovative companies focusing on CRISPR and gene editing technology. The XDNA ETF is designed to capitalize on the next generation of healthcare by investing in companies disrupting the genomic and life science industries. We believe we are at an inflection point in history where we are entering healthcare 2.0 led by gene editing technologies.

We are grateful to have you as shareholders. Please do not hesitate to reach out to the Kelly ETFs team with any questions.

Sincerely,

Kevin Kelly
Founder, CEO
Kelly Intelligence

Residential and Apartment Real Estate Companies Investing Risk. Real estate is highly sensitive to general and local economic conditions and developments. The U.S. real estate market may, in the future, experience and has, in the past, experienced a decline in value, with certain regions experiencing significant losses in property values. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and the risk normally associated with debt financing, and could potentially increase the Fund’s volatility and losses.

Hotel and Lodging Industry Risk. Companies in the hotels, resorts sub-industry may be affected by unique supply and demand factors that do not apply to other sub-industries. Weak economic conditions in some parts of the world, changes in oil prices and currency values, political instability in some areas, and the uncertainty over how long any of these conditions could continue may have a negative impact on the lodging industry.

www.KellyETFs.com

DNA Modification Technology Company Risk. DNA modification technology companies face intense competition, and products and services with a potentially short product life. These companies will generally require large amounts of capital expenditures on research and development, with no guarantee that the product or service would be successful. They may be heavily dependent on intellectual property rights. The laws related to these rights can vary and there is no guarantee that a company will be able to successfully protect their intellectual property rights. These companies, like other health care companies, are subject to various government and regulator oversight that could hamper or impede their operations.

Kelly Strategic ETF Trust

Expense Example

February 28, 2022 (Unaudited)

As a shareholder of one or more Funds of the Kelly Strategic ETF Trust, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares, and (2) ongoing costs, including advisory fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The hypothetical example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from September 1, 2021 to February 28, 2022. The actual expense example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 12, 2022 (commencement of operations) to February 28, 2022.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. The examples include, but are not limited to, unitary fees. However, the examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table below is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 2/28/2022	Annualized Expense Ratio	Expenses Paid During the Period
Kelly Hotel & Lodging Sector ETF
Actual Fund Return (a)	$ 1,000.00	$ 987.40	0.78%	$ 1.00(b)
Hypothetical 5% Return	$ 1,000.00	$ 1,020.93	0.78%	$ 3.91(c)
Kelly Residential & Apartment Real Estate ETF
Actual Fund Return (a)	$ 1,000.00	$ 943.30	0.68%	$ 0.85(b)
Hypothetical 5% Return	$ 1,000.00	$ 1,021.42	0.68%	$ 3.41(c)
Kelly CRISPR & Gene Editing Technology ETF
Actual Fund Return (a)	$ 1,000.00	$ 908.90	0.78%	$ 0.96(b)
Hypothetical 5% Return	$ 1,000.00	$ 1,020.93	0.78%	$ 3.91(c)

(a)

Information shown reflects values for the stub period of 47 days from January 12, 2022 (commencement of operations) to February 28, 2022 and has been calculated using expense ratios and rates of return for the same period.

(b)

Actual expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from commencement of operations to February 28, 2022, divided by the number of days in the fiscal year.

(c)

Hypothetical expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (the number of days in the more recent fiscal half-year divided by the number of days in the fiscal year).

Kelly Hotel & Lodging Sector ETF

Schedule of Investments

February 28, 2022 (Unaudited)

Number of Shares		Value
COMMON STOCKS 100.0%
	Media 8.1%
796	Airbnb, Inc. - Class A (b)	$120,586

	Consumer Discretionary Services 56.4%
1,260	Accor SA (a)(b)	43,292
232	Choice Hotels International, Inc.	33,489
1,304	Dalata Hotel Group PLC (a)(b)	6,173
36	Fattal Holdings 1998 Ltd. (a)(b)	4,690
780	Hilton Grand Vacations, Inc. (b)	40,451
1,028	Hilton Worldwide Holdings, Inc. (b)	153,028
1,228	Huazhu Group Ltd. - ADR (b)	50,790
720	Hyatt Hotels Corp. - Class A (b)	69,919
1,048	InterContinental Hotels Group PLC (a)(b)	73,626
936	Marriott International, Inc. - Class A (b)	159,251
268	Marriott Vacations Worldwide Corp.	43,060
660	Melia Hotels International SA (a)(b)	4,999
864	Playa Hotels & Resorts NV (b)	8,165
400	Resorttrust, Inc. (a)	6,744
944	Scandic Hotels Group AB (a)(b)	4,228
8,000	Shangri-La Asia Ltd. (a)(b)	6,522
564	Travel + Leisure Co.	31,612
1,324	Whitbread PLC (a)(b)	51,944
616	Wyndham Hotels & Resorts, Inc.	53,229
		845,212
	Real Estate 35.5%
1,404	Apple Hospitality REIT, Inc.	24,837
5,200	CDL Hospitality Trusts (a)	4,367
312	Chatham Lodging Trust (b)	4,290
1,364	DiamondRock Hospitality Co. (b)	13,026
1,372	Gaming and Leisure Properties, Inc.	62,303
4	Hoshino Resorts REIT, Inc. (a)	22,574
4,660	Host Hotels & Resorts, Inc. (b)	85,138
24	Japan Hotel REIT Investment Corp. (a)	12,232
1,028	MGM Growth Properties LLC - Class A	38,930
584	Pandox AB (a)(b)	8,595
1,540	Park Hotels & Resorts, Inc. (b)	29,014
852	Pebblebrook Hotel Trust	19,179
1,076	RLJ Lodging Trust	15,053
348	Ryman Hospitality Properties, Inc. (b)	30,662
1,088	Service Properties Trust	9,390
680	Summit Hotel Properties, Inc. (b)	6,725
1,424	Sunstone Hotel Investors, Inc. (b)	15,066
4,144	VICI Properties, Inc.	115,866
748	Xenia Hotels & Resorts, Inc. (b)	13,868
		531,115
	Total Common Stocks
	(Cost $1,514,607)	1,496,913

The accompanying notes are an integral part of these financial statements.

Kelly Hotel & Lodging Sector ETF

SCHEDULE OF INVESTMENTS (continued)

February 28, 2022 (Unaudited)

Number of Shares		Value
MONEY MARKET FUNDS 0.1%
903	First American Government Obligations Fund - Class X, 0.03% (c)	$903
893	First American Treasury Obligations Fund - Class X, 0.01% (c)	893
		1,796
	Total Money Market Funds
	(Cost $1,796)	1,796

	Total Investments 100.1%
	(Cost $1,516,403)	1,498,709

	Liabilities in Excess of Other Assets (0.1)%	(801)

	TOTAL NET ASSETS 100.0%	$1,497,908

(a)	U.S.-dollar denominated security of a foreign issuer.

(b)	Non-Income Producing.

(c)	7-day yield.

ADR - American Depositary Receipt

PORTFOLIO DIVERSIFICATION

Sectors	Percentage
Consumer Discretionary	56.4%
Real Estate	35.5
Communications	8.1
Total Common Stocks	100.0
Total Money Market Funds	0.1
Total Investments	100.1
Liabilities in Excess of Other Assets	(0.1)
Total Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

Kelly Residential & Apartment Real Estate ETF

SCHEDULE OF INVESTMENTS

February 28, 2022 (Unaudited)

Number of Shares		Value
COMMON STOCKS 99.7%
	Real Estate 99.7%
1,216	American Campus Communities, Inc.	$65,433
1,564	American Homes 4 Rent - Class A	59,448
1,236	Apartment Income REIT Corp.	63,790
2,288	Apartment Investment and Management Co. (b)	16,336
436	AvalonBay Communities, Inc.	104,025
576	Boardwalk Real Estate Investment Trust (a)	25,636
380	Camden Property Trust	62,742
1,416	Canadian Apartment Properties REIT (a)	58,902
216	Centerspace	20,302
768	Equity LifeStyle Properties, Inc.	57,308
1,220	Equity Residential	104,066
308	Essex Property Trust, Inc.	97,688
1,608	Independence Realty Trust, Inc.	40,634
2,076	InterRent Real Estate Investment Trust (a)	25,207
2,576	Invitation Homes, Inc.	97,373
1,668	Killam Apartment Real Estate Investment Trust (a)	28,051
508	Mid-America Apartment Communities, Inc.	103,942
608	Minto Apartment Real Estate Investment Trust (a)	10,445
344	NexPoint Residential Trust, Inc.	29,230
796	Preferred Apartment Communities, Inc.	20,107
552	Sun Communities, Inc.	99,912
3,964	Tricon Residential, Inc. (a)	58,881
1,108	UDR, Inc.	60,796
700	UMH Properties, Inc.	16,142
1,184	Veris Residential, Inc. (b)	20,009
1,284	Washington Real Estate Investment Trust	29,994
		1,376,399
	Total Common Stocks
	(Cost $1,461,035)	1,376,399

MONEY MARKET FUNDS 0.3%
2,850	First American Government Obligations Fund - Class X, 0.03% (c)	2,850
1,156	First American Treasury Obligations Fund - Class X, 0.01% (c)	1,156
		4,006
	Total Money Market Funds
	(Cost $4,006)	4,006

	Total Investments 100.0%
	(Cost $1,465,041)	1,380,405

	Liabilities in Excess of Other Assets 0.0%	(321)

	TOTAL NET ASSETS 100.0%	$1,380,084

(a)	U.S.-dollar denominated security of a foreign issuer.

(b)	Non-Income Producing.

(c)	7-day yield.

The accompanying notes are an integral part of these financial statements.

Kelly Residential & Apartment Real Estate ETF

SCHEDULE OF INVESTMENTS (continued)

February 28, 2022 (Unaudited)

PORTFOLIO DIVERSIFICATION

Sectors	Percentage
Real Estate	99.7%
Total Common Stocks	99.7
Total Money Market Funds	0.3
Total Investments	100.0
Liabilities in Excess of Other Assets	0.0
Total Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

Kelly CRISPR & Gene Editing Technology ETF

SCHEDULE OF INVESTMENTS

February 28, 2022 (Unaudited)

Number of Shares		Value
COMMON STOCKS 96.8%
	Health Care 4.1%
588	AbbVie, Inc.	$86,889
448	Agilent Technologies, Inc.	58,401
4,488	Allogene Therapeutics, Inc. (b)	41,065
2,096	Beam Therapeutics, Inc. (b)	164,222
48	Biogen, Inc. (b)	10,128
8,200	Bluebird Bio, Inc. (b)	49,528
744	Bristol-Myers Squibb Co.	51,090
4,456	Caribou Biosciences, Inc. (b)	44,471
2,076	CRISPR Therapeutics AG (b)	127,404
5,076	Editas Medicine, Inc. (b)	86,901
172	Illumina, Inc. (b)	56,175
1,440	Intellia Therapeutics, Inc. (b)	142,344
626	Novartis AG (a)	54,818
312	Pacific Biosciences of California, Inc. (b)	3,719
9,156	Precision BioSciences, Inc. (b)	38,913
336	QIAGEN NV (b)	16,696
36	Regeneron Pharmaceuticals, Inc. (b)	22,261
9,976	Sangamo Therapeutics, Inc. (b)	58,360
372	Sanofi (a)	39,055
103	Thermo Fisher Scientific, Inc.	56,032
68	Twist Bioscience Corp. (b)	3,804
84	Vertex Pharmaceuticals, Inc. (b)	19,322
1,905	Verve Therapeutics, Inc. (b)	62,199
		1,293,797
	Total Common Stocks
	(Cost $1,421,910)	1,293,797

MONEY MARKET FUNDS 0.2%
1,121	First American Government Obligations Fund - Class X, 0.03% (c)	1,121
1,121	First American Treasury Obligations Fund - Class X, 0.01% (c)	1,121
		2,242
	Total Money Market Funds
	(Cost $2,242)	2,242

	Total Investments 97.0%
	(Cost $1,424,152)	1,296,039

	Other Assets in Excess of Liabilities 3.0%	39,891

	TOTAL NET ASSETS 100.0%	$1,335,930

(a)	U.S.-dollar denominated security of a foreign issuer.

(b)	Non-Income Producing.

(c)	7-day yield.

The accompanying notes are an integral part of these financial statements.

Kelly CRISPR & Gene Editing Technology ETF

SCHEDULE OF INVESTMENTS (continued)

February 28, 2022 (Unaudited)

PORTFOLIO DIVERSIFICATION

Sectors	Percentage
Health Care	96.8%
Total Common Stocks	96.8
Total Money Market Funds	0.2
Total Investments	97.0
Other Assets in Excess of Liabilities	3.0
Total Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

Kelly Strategic ETF Trust

Statements of Assets and Liabilities

February 28, 2022 (Unaudited)

	Kelly Hotel & Lodging Sector ETF	Kelly Residential & Apartment Real Estate ETF	Kelly CRISPR & Gene Editing Technology ETF
ASSETS:
Investments at cost	$1,516,403	$1,465,041	$1,424,152
Investments at value	$1,498,709	$1,380,405	$1,296,039
Receivable for investments sold	—	—	40,674
Interest and dividends receivable	109	407	—
Total assets	1,498,818	1,380,812	1,336,713

LIABILITIES:
Payable to Adviser	910	728	783
Total liabilities	910	728	783
Net Assets	$1,497,908	$1,380,084	$1,335,930

NET ASSETS CONSIST OF:
Paid in capital	$1,517,000	$1,463,000	$1,470,000
Total accumulated losses	(19,092)	(82,916)	(134,070)
Net Assets	$1,497,908	$1,380,084	$1,335,930

Shares issued and outstanding, $0 par value, unlimited shares authorized	100,000	100,000	100,000

Net Asset Value, Redemption Price and Offering Price Per Share	$14.98	$13.80	$13.36

The accompanying notes are an integral part of these financial statements.

Kelly Strategic ETF Trust

Statements of Operations

For the Period January 12, 2022 (1) through February 28, 2022 (Unaudited)

	Kelly Hotel & Lodging Sector ETF	Kelly Residential & Apartment Real Estate ETF	Kelly CRISPR & Gene Editing Technology ETF
INVESTMENT INCOME:
Dividend income	$81	$3,012	$829
Foreign withholding tax	(9)	(94)	—
Total investment income	72	2,918	829

EXPENSES:
Investment advisory fees	1,469	1,202	1,299
Total expenses	1,469	1,202	1,299
Net Investment Income (Loss)	(1,397)	1,716	(470)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on:
Investments	—	—	(5,570)
Change in net unrealized appreciation/depreciation on:
Investments	(17,694)	(84,636)	(128,113)
Foreign currency transactions	(1)	4	83
Net Realized and Unrealized Loss on Investments	(17,695)	(84,632)	(133,600)
Net Decrease in Net Assets Resulting from Operations	$(19,092)	$(82,916)	$(134,070)

(1)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Kelly Strategic ETF Trust

Statements of Changes in Net Assets

	Kelly Hotel & Lodging Sector ETF	Kelly Residential & Apartment Real Estate ETF	Kelly CRISPR & Gene Editing Technology ETF
	For the Period January 12, 2022(1) through February 28, 2022 (Unaudited)	For the Period January 12, 2022(1) through February 28, 2022 (Unaudited)	For the Period January 12, 2022(1) through February 28, 2022 (Unaudited)
OPERATIONS:
Net investment income (loss)	$(1,397)	$1,716	$(470)
Net realized gain (loss) on:
Investments	—	—	(5,570)
Change in net unrealized appreciation/depreciation on:
Investments	(17,694)	(84,636)	(128,113)
Foreign currency transactions	(1)	4	83
Net decrease in net assets resulting from operations	(19,092)	(82,916)	(134,070)

CAPITAL SHARE TRANSACTIONS:
Shares sold	1,517,000	1,362,995	1,470,000
Net increase in net assets resulting from capital share transactions	1,517,000	1,362,995	1,470,000

Total Increase in Net Assets	1,497,908	1,280,079	1,335,930

NET ASSETS:
Beginning of Period	—	100,005	—
End of Period	$1,497,908	$1,380,084	$1,335,930

TRANSACTIONS IN SHARES:
Shares sold	100,000	93,333	100,000
Net increase in shares outstanding	100,000	93,333	100,000

(1)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Kelly Hotel & Lodging Sector ETF

Financial Highlights

Selected Data and Ratios (for a share outstanding throughout the period)

	Period Ended February 28, 2022(1) (Unaudited)
Net Asset Value, Beginning of Period	$15.00

LOSS FROM INVESTMENT OPERATIONS:
Net investment loss(2)	(0.01)
Net realized and unrealized loss on investments	(0.01)
Total Loss from Investment Operations	(0.02)

Net Asset Value, End of Period	$14.98

Total Return
Net Asset Value(3)	(1.26	)%(5)
Market Value(4)	(1.05	)%(5)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,498
Ratio of expenses to average net assets	0.78	%(6)
Ratio of net investment loss to average net assets	(0.74	)%(6)
Portfolio turnover rate(7)	0	%(5)

(1)	Commencement of investment operations on January 12, 2022.

(2)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.

(3)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(4)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the midpoint of the bid/ask spread at 4:00 p.m. from the NYSE Arca, Inc. Market value returns may vary from net asset value returns.

(5)	Not annualized.

(6)	Annualized.

(7)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Kelly Residential & Apartment Real Estate ETF

FINANCIAL HIGHLIGHTS

Selected Data and Ratios (for a share outstanding throughout the period)

	Period Ended February 28, 2022(1) (Unaudited)
Net Asset Value, Beginning of Period	$15.00

LOSS FROM INVESTMENT OPERATIONS:
Net investment income(2)	0.02
Net realized and unrealized loss on investments	(1.22)
Total Loss from Investment Operations	(1.20)

Net Asset Value, End of Period	$13.80

Total Return
Net Asset Value(3)	(5.67	)%(5)
Market Value(4)	(5.37	)%(5)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,380
Ratio of expenses to average net assets	0.68	%(6)
Ratio of net investment income to average net assets	0.97	%(6)
Portfolio turnover rate(7)	0	%(5)

(1)	Commencement of investment operations on January 12, 2022.

(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

(3)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(4)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the midpoint of the bid/ask spread at 4:00 p.m. from the NYSE Arca, Inc. Market value returns may vary from net asset value returns.

(5)	Not annualized.

(6)	Annualized.

(7)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Kelly CRISPR & Gene Editing Technology ETF

FINANCIAL HIGHLIGHTS

Selected Data and Ratios (for a share outstanding throughout the period)

	Period Ended February 28, 2022(1) (Unaudited)
Net Asset Value, Beginning of Period	$15.00

LOSS FROM INVESTMENT OPERATIONS:
Net investment loss(2)	0.00	(3)
Net realized and unrealized loss on investments	(1.64)
Total Loss from Investment Operations	(1.64)

Net Asset Value, End of Period	$13.36

Total Return
Net Asset Value(4)	(9.11	)%(6)
Market Value(5)	(8.63	)%(6)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,336
Ratio of expenses to average net assets	0.78	%(7)
Ratio of net investment loss to average net assets	(0.28	)%(7)
Portfolio turnover rate(8)	0	%(6)

(1)	Commencement of investment operations on January 12, 2022.

(2)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.

(3)	Less than one cent per share.

(4)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(5)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the midpoint of the bid/ask spread at 4:00 p.m. from the Nasdaq Stock Market LLC. Market value returns may vary from net asset value returns.

(6)	Not annualized.

(7)	Annualized.

(8)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Kelly Strategic ETF Trust

Notes to Financial Statements

February 28, 2022 (Unaudited)

1.	Organization

Kelly Strategic ETF Trust (the “Trust”) was organized on June 21, 2021, as a Delaware statutory trust and is authorized to issue multiple series or portfolios. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of the fiscal period ended February 28, 2022, the Trust consisted of three operational series: Kelly Hotel & Lodging Sector ETF (“HOTL”), Kelly Residential & Apartment Real Estate ETF (“RESI”), and Kelly CRISPR & Gene Editing Technology ETF (“XDNA”) (each, a “Fund”, and collectively, the “Funds”). Each Fund is a passively managed, non-diversified exchange-traded fund. The offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended. The inception date of the Funds was January 12, 2022. Kelly Strategic Management, LLC (the “Adviser”) serves as the investment adviser to the Funds.

The investment objective of the Funds is to seek to track the total return performance, before fees and expenses, of their respective index as indicated in the table below (each, an “Index” and collectively, the “Indices”).

Fund	Index
Kelly Hotel & Lodging Sector ETF	Strategic Hotel & Lodging Sector Index
Kelly Residential & Apartment Real Estate ETF	Strategic Residential & Apartment Real Estate Sector Index
Kelly CRISPR & Gene Editing Technology ETF	Strategic CRISPR & Gene Editing Technology Index

2.	Share Transactions

Each Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All Shares of each Fund have equal rights and privileges. The Shares of HOTL and RESI are listed and traded on the NYSE Arca, Inc. and the Shares of XDNA are listed and traded on the Nasdaq Stock Market LLC. The market price of each Fund may be different from its net asset value (“NAV”).

Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, typically 25,000 Shares, called “Creation Units”. Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, Shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company and, in each case, must have executed a Participant Agreement with the Funds’ distributor, Foreside Fund Services, LLC (the “Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units, therefore they will be unable to purchase or redeem shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

A fixed purchase (i.e., creation) transaction fee, or redemption transaction fee, payable to the Fund’s custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units or with the redemption of Creation Units. The standard fixed creation and redemption transaction fees for each Fund is as follows: RESI and XDNA ($250) and HOTL ($500).

In addition, a variable fee, payable to the Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases or redemptions, non-standard orders, or partial cash purchase or redemptions (when cash redemptions are available) of Creation Units.

3.	Significant Accounting Policies

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

Kelly Strategic ETF Trust

NOTES TO FINANCIAL STATEMENTS

February 28, 2022 (Unaudited) (Continued)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statement in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement. Actual results could differ from those estimates.

(a) Investment Valuation

The NAV per share of each Fund is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. Each Fund’s NAV per share is computed by dividing the Fund’s net assets by the number of shares outstanding. When calculating the NAV of each Fund’s shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter (“OTC”) securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price or if the last sale price is unavailable, OTC securities are valued at the mean between last bid and ask, as quoted. If an ask price for an OTC security is unavailable, last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

When reliable market quotations are not readily available, securities are priced at their fair value in accordance with the Trust’s valuation guidelines, which were approved by the Board of Trustees (the “Board”). The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate each Fund’s NAV and the prices used by each Fund’s Index. This may adversely affect each Fund’s ability to track its Index.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

Level 1 — Quoted prices in active markets for identical assets.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used to value the Funds’ investments as of February 28, 2022:

Kelly Hotel & Lodging Sector ETF

Investments at Value	Level 1	Level 2	Level 3	Total
Equity
Common Stocks (a)	$1,496,913	$—	$—	$1,496,913
Money Market Funds	1,796	—	—	1,796
Total	$1,498,709	$—	$—	$1,498,709

Kelly Strategic ETF Trust

NOTES TO FINANCIAL STATEMENTS

February 28, 2022 (Unaudited) (Continued)

Kelly Residential & Apartment Real Estate ETF

Investments at Value	Level 1	Level 2	Level 3	Total
Equity
Common Stocks (a)	$1,376,399	$—	$—	$1,376,399
Money Market Funds	4,006	—	—	4,006
Total	$1,380,405	$—	$—	$1,380,405

Kelly CRISPR & Gene Editing Technology ETF

Investments at Value	Level 1	Level 2	Level 3	Total
Equity
Common Stocks (a)	$1,293,797	$—	$—	$1,293,797
Money Market Funds	2,242	—	—	2,242
Total	$1,296,039	$—	$—	$1,296,039

(a)	See each Fund’s Schedule of Investments for sector classifications.

(b) Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities, income and expense are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments shown in the Statements of Operations. For securities which are subject to foreign withholding tax upon disposition, realized and unrealized gain or loss on such securities are recorded net of foreign withholding tax.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(c) Federal Income Taxes

Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

Management evaluates each Fund’s tax position to determine if the tax position taken meets the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Management has analyzed each Fund’s tax position taken on federal, state and local income tax returns for all open tax years, and has concluded that no provisions for federal, state and local income tax are required in any of the Funds’ financial statements. The Funds’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.

(d) Foreign Taxes

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Kelly Strategic ETF Trust

NOTES TO FINANCIAL STATEMENTS

February 28, 2022 (Unaudited) (Continued)

(e) Investment Transactions and Investment Income

Investment transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recognized on a daily accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities using the effective interest method.

Distributions received from the Fund’s investments in Real Estate Investment Trusts (“REIT”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

(f) Distribution of Income and Gains

Distributions to shareholders from net investment income, if any, for HOTL and RESI are declared and paid quarterly. Distributions to shareholders from net investment income, if any, for XDNA are declared and paid annually. Distributions from net realized gains, if any, are declared and paid at least annually for all Funds. All short-term capital gains are included in ordinary income for tax purposes. Distributions are recorded on the ex-dividend date.

(g) Organizational and Offering Costs

The Adviser has agreed to bear all organizational and offering costs for the Funds, and these costs will not be subject to future recoupment.

4.	Investment Advisory and Other Agreements

Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides management services to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board of Trustees (the “Board”) and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. For its services, the Funds pay the Adviser an advisory fee, based on the average daily net assets of each Fund at the following annual rates:

Fund	Advisory Fee
Kelly Hotel & Lodging Sector ETF	0.78%
Kelly Residential & Apartment Real Estate ETF	0.68%
Kelly CRISPR & Gene Editing Technology ETF	0.78%

Advisory fees are accrued daily and paid monthly. The advisory fee is a unitary fee, whereby the Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Adviser is not responsible for, and the Funds will bear the cost of, (i) the fees paid to the Adviser pursuant to the Advisory Agreement, (ii) payments under each Fund’s 12b-1 plan, (iii) brokerage expenses, (iv) acquired fund fees and expenses, (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short), and (vii) litigation expenses and other extraordinary expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto).

Penserra Capital Management, LLC (“Penserra” or the “Sub-Adviser”) serves as sub-adviser to the Funds. Pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities on behalf of each Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of each Fund’s Index, subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser is paid a fee by the Adviser.

Kelly Strategic ETF Trust

NOTES TO FINANCIAL STATEMENTS

February 28, 2022 (Unaudited) (Continued)

The Adviser has entered into an agreement with Strategic Indexes, LLC (the “Index Provider”), an affiliate of the Adviser, whereby the Index Provider will create and maintain indices that will be tracked by the Funds and used in connection with the issuance, management and marketing of the Funds. Fees for these services are paid by the Adviser under the terms of the Advisory Agreement.

U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as administrator, transfer agent, and fund accountant for the Funds. Pursuant to a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement between the Trust and Fund Services, Fund Services provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as the Funds’ custodian (the “Custodian”). Fees for these services are paid by the Adviser under the terms of the Advisory Agreement.

Foreside Fund Services, LLC (the “Distributor) serves as the distributor of Creation Units for the Funds. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described under “Organization” above. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Fees for these services are paid by the Adviser under the terms of the Advisory Agreement.

The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of a Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Pursuant to an agreement between the Trust, on behalf of the Funds, and PINE Advisor Solutions, LLC (“PINE”), employees of PINE serve as Principal Financial Officer, Treasurer, Chief Compliance Officer and Anti-Money Laundering Compliance Officer of the Trust. Fees for these services are paid by the Adviser under the terms of the Advisory Agreement.

5.	Related Parties

At February 28, 2022, certain Officers and a Trustee of the Trust were also officers or employees of the Adviser.

6.	Investment Transactions

For the period ended February 28, 2022, the cost of purchases and proceeds from sales of investment securities, other than in-kind purchases and sales and short-term investments were as follows:

Fund	Purchases	Sales
Kelly Hotel & Lodging Sector ETF	$—	$—
Kelly Residential & Apartment Real Estate ETF	$—	$—
Kelly CRISPR & Gene Editing Technology ETF	$—	$40,591

For the period ended February 28, 2022, the cost of in-kind purchases and proceeds from in-kind redemptions were as follows:

Fund	Purchases	Sales
Kelly Hotel & Lodging Sector ETF	$1,514,656	$—
Kelly Residential & Apartment Real Estate ETF	$1,461,035	$—
Kelly CRISPR & Gene Editing Technology ETF	$1,468,071	$—

Kelly Strategic ETF Trust

NOTES TO FINANCIAL STATEMENTS

February 28, 2022 (Unaudited) (Continued)

7.	Principal Risks

As with any investment, you could lose all or part of your investment in the Funds and each Fund’s performance could trail that of other investments. The Funds are subject to the principal risks noted below, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks for each Fund is included in its Prospectus.

General Risk. An investment in the Funds should be made with an understanding that the value of each Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions. An investor in each Fund could lose money over short or long periods of time.

Equity Market Risk. The equity securities held in each Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. For example, the global pandemic caused by COVID-19, a novel coronavirus, and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, has had negative impacts, and in many cases severe impacts, on markets worldwide. The COVID-19 pandemic has caused prolonged disruptions to the normal business operations of companies around the world and the impact of such disruptions is hard to predict. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.

Concentration Risk. Each Fund’s investments will be concentrated in an industry or group of industries to the extent that the Index is so concentrated. In such event, the value of the Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Large-Capitalization Investing Risk. Each Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Mid- and Small-Capitalization Investing Risk. Each Fund may invest in the securities of mid- and small-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid- and small-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies trade in smaller volumes and are often more vulnerable to market volatility than securities of larger companies.

Depositary Receipt Risk. Depositary Receipts involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary Receipts listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When a Fund invests in Depositary Receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the Depositary Receipts may not provide a return that corresponds precisely with that of the Underlying Shares.

Index Provider Risk. There is no assurance that the Index Provider, or any agents that act on its behalf, will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. The Index Provider relies on an independent calculation agent to calculate and disseminate the Index accurately. Any losses or costs associated with errors made by such calculation agent generally will be borne by the Fund and its shareholders. The Index Provider has not previously been an index provider, which may create additional risks for investing in the Funds.

Kelly Strategic ETF Trust

NOTES TO FINANCIAL STATEMENTS

February 28, 2022 (Unaudited) (Continued)

ETF Risks. Each Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

o

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

o

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

o

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate each Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep 45 market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

o

Trading. Although Shares are listed for trading on either the Nasdaq Stock Market LLC or the NYSE Arca, Inc. (individually or collectively, the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

Limited Operating History Risk. The Funds are a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

New Adviser Risk. The Adviser has only recently begun serving as an investment adviser to ETFs. As a result, investors do not have a long-term track record of managing an ETF from which to judge the Adviser, and the Adviser may not achieve the intended result in managing the Funds.

Non-Diversification Risk. Although the Funds intend to invest in a variety of securities and instruments, each Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Funds may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase each Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Passive Investment Risk. The Funds are not actively managed, and their Sub-Adviser would not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution or rebalancing of the Index in accordance with the Index methodology. Unlike with an actively managed fund, the Sub-Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, each Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, the Adviser, or the Sub-Adviser (each as defined below) can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Kelly Strategic ETF Trust

NOTES TO FINANCIAL STATEMENTS

February 28, 2022 (Unaudited) (Continued)

Tracking Error Risk. As with all index funds, the performance of each Fund and its Index may differ from each other for a variety of reasons. For example, the Funds incur operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Funds may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Tax Risk. To qualify for the favorable tax treatment generally available to regulated investment companies, the Funds must satisfy certain diversification requirements. In particular, the Funds generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets or (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. While the weighting of the Index is not inconsistent with these rules, given the concentration of the Index in a relatively small number of securities, it may not always be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. Each Fund’s efforts to satisfy the diversification requirements may affect the Fund’s execution of its investment strategy and may cause the Fund’s return to deviate from that of the Index, and the Fund’s efforts to replicate or represent the Index may cause it inadvertently to fail to satisfy the diversification requirements. If a Fund were to fail to satisfy the diversification requirements, it could incur penalty taxes and be forced to dispose of certain assets, or it could fail to qualify as a regulated investment company. If a Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Hotel and Lodging Companies Investing Risk. HOTL invests in real estate companies, including REITs and real estate holdings companies, which will expose investors to the risks of owning real estate directly, as well as to the risks that relate specifically to the way in which such companies are organized and operated. Real estate is highly sensitive to general and local economic conditions and developments. The U.S. real estate market may, in the future, experience and has, in the past, experienced a decline in value, with certain regions experiencing significant losses in property values. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and the risk normally associated with debt financing, and could potentially increase the Fund’s volatility and losses. Exposure to such real estate may adversely affect Fund performance. In addition to the foregoing risks common to most real estate companies, companies in certain real estate sectors may have additional unique risks. Companies in the Hotel & Lodging Real Estate sector may be affected by unique supply and demand factors that do not apply to other real estate sectors. Weak economic conditions in some parts of the world, changes in oil prices and currency values, political instability in some areas, and the uncertainty over how long any of these conditions will continue, could have a negative impact on the lodging industry. During these periods of economic uncertainty, the lodging industry may experience weakened demand for occupancy in some markets.

Residential and Apartment Real Estate Companies Investing Risk. RESI invests in real estate companies, including REITs and real estate holdings companies, which will expose investors to the risks of owning real estate directly, as well as to the risks that relate specifically to the way in which such companies are organized and operated. Real estate is highly sensitive to general and local economic conditions and developments. The U.S. real estate market may, in the future, experience and has, in the past, experienced a decline in value, with certain regions experiencing significant losses in property values. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and the risk normally associated with debt financing, and could potentially increase the Fund’s volatility and losses. Exposure to such real estate may adversely affect Fund performance. In addition to the foregoing risks common to most real estate companies, companies in certain real estate sectors may have additional unique risks. Companies in the Apartments & Residential Real Estate sector may be affected by unique supply and demand factors that do not apply to other real estate sectors. Residential real estate development is particularly subject to changes in financing costs, occupancy rates, the ability to obtain zoning or other permits or government approvals, labor costs, and scheduling delays. Additionally, such companies may face significant costs associated with compliance (or failure to comply with) the accessibility provisions of federal, state or local requirements.

DNA Modification Technology Company Risk. XDNA invests in DNA modification technology companies which face intense competition, and products and services with a potentially short product life. These companies will generally require large amounts of capital expenditures on research and development, with no guarantee that the product or service would be successful. They may be heavily dependent on intellectual property rights. The laws related to these rights can vary and there is no guarantee that a company will be able to successfully protect their intellectual property rights. Similarly, as these companies face intense competition it is possible that competitors could produce services or products that are superior to theirs. These companies, like other health care companies, are subject to various government and regulator oversight that could hamper or impede their operations. There is the possibility that in the future this oversight could increase in a way that could limit the success of a company or a specific product or service offered by the company.

Kelly Strategic ETF Trust

NOTES TO FINANCIAL STATEMENTS

February 28, 2022 (Unaudited) (Continued)

8.	Guarantees and Indemnifications

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

9.	Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. Subsequent to the period end, RESI made the following distribution per share:

Fund	Record Date	Payable Date	Ordinary Income Distribution Rate
Kelly Residential & Apartment Real Estate ETF	3/25/2022	3/28/2022	$0.01875370

Kelly Strategic ETF Trust

Board Approval of Advisory and Subadvisory Agreements

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on August 11, 2021, the Board of Trustees (the “Board”) of Kelly Strategic ETF Trust (the “Trust”) considered the approval of:

●

the Investment Advisory Agreement (the “Advisory Agreement”) between Kelly Strategic Management, LLC (the “Adviser”) and the Trust, on behalf of each of Kelly E-Commerce & Logistics Sector ETF, Kelly Fintech & Digital Payments Sector ETF, Kelly Internet of Things Technology ETF, Kelly Hotel & Lodging Sector ETF, Kelly Residential & Apartment Real Estate ETF, Kelly Technology & E-Commerce Real Estate ETF and Kelly CRISPR & Gene Editing Technology ETF (each a “Fund” and collectively, the “Funds”); and

●

an Investment Sub-Advisory Agreement between the Adviser and Penserra Capital Management, LLC (the “Sub-Adviser”) with respect to each Fund (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”).

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser and Sub-Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to the Funds’ shareholders by the Adviser and Sub-Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser and Sub-Adviser from services to be provided to the Funds, including any fall-out benefits; (iv) comparative fee and expense data for the Funds in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the Funds grow and whether the advisory fees for the Funds reflect these economies of scale for the benefit of the Funds; and (vi) other financial benefits to the Adviser or Sub-Adviser and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on August 11, 2021. Among other things, each of the Adviser and Sub-Adviser provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement and Sub-Advisory Agreement. In considering the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser, the Board reviewed the Adviser’s and Sub-Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser and Sub-Adviser working with ETFs. The Board also considered other services to be provided to each Fund by the Adviser and Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Funds by the Adviser and Sub-Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Funds had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for the Funds and compared them to the management fees and total operating expenses of comparable ETFs, as determined by the Adviser. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each

Kelly Strategic ETF Trust

BOARD APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS

(Unaudited) (Continued)

Fund is a “unified fee.” The Board took into consideration management’s discussion of the fees, including that the Funds have niche investment strategies that are substantially different than the strategies of many of the peer ETFs and, therefore, the information provided about the comparable ETFs may not provide meaningful direct comparisons to the Funds.

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Funds pay no expenses other than the advisory fee, payments under each Fund’s distribution (Rule 12b-1 plan), brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), and litigation expenses and other extraordinary expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto). The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Funds are new, it was difficult to estimate the profitability of the Funds to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds.

The Board noted that because the Funds are new, it also was difficult to estimate whether the Funds would experience economies of scale. The Board noted that the Adviser will review expenses as the Funds’ assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

The Board also reviewed the proposed sub-advisory fee paid to the Sub-Adviser for its services under the Sub-Advisory Agreement. The Board considered this fee in light of the services the Sub-Adviser provides as investment sub-adviser to the Funds. The Board determined that the proposed fee reflected an appropriate allocation of the advisory fee paid to the Adviser and Sub-Adviser given the work performed by each firm. The Board concluded that the proposed sub-advisory fee was reasonable in light of the services rendered.

The Board also considered that the sub-advisory fee paid to the Sub-Adviser is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the Sub-Adviser. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from its relationship with the Funds was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreement. The Board considered that, because the sub-advisory fee was paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub-advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement and Sub-Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Adviser will provide to each Fund; and (c) agreed to approve the Advisory Agreement and Sub-Advisory Agreement for an initial term of two years.

Kelly Strategic ETF Trust

Additional Information (Unaudited)

Disclosure of Portfolio Holdings

Kelly Strategic ETF Trust files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. Part F of Form N-PORT is available on the SEC’s website at www.sec.gov. Part F of Form N-PORT may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling toll-free 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the Funds’ website at www.KellyETFs.com.

Proxy Voting Policies and Procedures

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at 1-800-658-1070, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.KellyETFs.com.

The Funds’ proxy voting records are required to be filed with the SEC on Form N-PX for its most recent 12-month period ending June 30.

Kelly Strategic ETF Trust

Privacy Policy (Unaudited)

NOTICE OF PRIVACY POLICY AND PRACTICES
FACTS	WHAT DOES THE KELLY STRATEGIC ETF TRUST DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Name, Address, Social Security number

● Proprietary information regarding your beneficiaries

● Information regarding your earned wages and other sources of income

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Kelly Strategic ETF Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes - to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates to support everyday business functions - information about your transactions supported by law	No	We don’t share
For our affiliates’ everyday business purposes - Information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call us at: 917.363.8224

Kelly Strategic ETF Trust

PRIVACY POLICY (Unaudited) (Continued)

Who are we
Who is providing this notice?	Kelly Strategic ETF Trust
What we do
How does Kelly Strategic ETF Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Why does Kelly Strategic ETF Trust collect my personal information?

We collect your personal information, for example

● To know investors’ identities and thereby prevent unauthorized access to confidential information;

● Design and improve the products and services we offer to investors;

● Comply with the laws and regulations that govern us.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Kelly Strategic ETF Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Kelly Strategic ETF Trust does not share with non-affiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Kelly Strategic ETF Trust does not jointly market.

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Investment Adviser
Kelly Strategic Management, LLC
7887 East Belleview Ave., Suite 1100
Denver, CO 80111
www.kellyintel.com

Investment Sub-Adviser
Penserra Capital Management, LLC
4 Orinda Way, Suite 100-A
Orinda, CA 94563

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Legal Counsel
Sullivan & Worcester
1666 K Street, NW
Washington, DC 20006

Custodian
U.S. Bank, National Association
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Distributor
Foreside Fund Services, LLC
3 Canal Plaza, 3rd Floor
Portland, ME 04101

Fund Administrator and Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Kelly Strategic ETF Trust

By (Signature and Title)*	/s/ Kevin Kelly
Kevin Kelly, President/Principal Executive Officer

Date	4/28/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin Kelly
Kevin Kelly, President/Principal Executive Officer

Date	4/28/2022

By (Signature and Title)*	/s/ Marcie McVeigh
Marcie McVeigh, Treasurer/Principal Financial Officer

Date	4/28/2022